Impairment (Details) - Schedule of impairment loss (reversal) in the consolidated statements of profit or loss and comprehensive profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Impairment Loss Reversal In The Consolidated Statements Of Profit Or Loss And Comprehensive Profit Or Loss Abstract
Impairment on equipment and construction prepayments, property, plant and equipment and right-of-use assets	$ 75,213	$ 1,800
Impairment on goodwill	17,900
Impairment reversal on property, plant and equipment		(1,860)
Impairment loss reversal	$ 93,113	$ (60)